FAIR VALUE DISCLOSURES - Estimated Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	$ 1,412,665	$ 405,080
Restricted cash	92,863	279,742
Level 2
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Credit facilities and other secured borrowings	486,322	1,296,054
Convertible notes		180,252
Carrying Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	1,412,665	405,080
Restricted cash	92,863	279,742
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Credit facilities and other secured borrowings	481,789	1,296,054
Convertible notes		140,096
Fair Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	1,412,665	405,080
Restricted cash	92,863	279,742
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Credit facilities and other secured borrowings	$ 486,322	1,296,054
Convertible notes		$ 180,252